Share based payments - Restricted Stock Units RSUs (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Total share based payment expense | $	$ 52	$ 55
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Vesting period			4 years
Vesting percentage	0.25
Total share based payment expense | $	$ 59	$ 56
Restricted stock units (RSUs) | Non-executive director | Prior To 2024 Grants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted stock units (RSUs) | Non-executive director | 2024 & 2025 Grants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Holding period	3 years
Restricted stock units (RSUs) | Non-executive director | January 1, 2026 Grants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period	4 years